Acquisitions and Other - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - BGO $ in Millions	Jul. 01, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 238
Net assets	23
Deferred tax liabilities	(48)
Total identifiable net assets at fair value	213
Non-controlling interests	(339)
Goodwill arising on acquisition	537
Total consideration	$ 411